Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under financial assets (others) (refer Note 9)	₨ (1,003)	$ (12)	₨ (1,318)
Balances with banks	37,837	460	50,741
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	38,840	473	52,059
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	37,837	460	50,741
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 1,003	$ 12	₨ 1,318